PORTFOLIO OF INVESTMENTS – as of June 30, 2019 (Unaudited)

Loomis Sayles Global Allocation Fund

Shares	Description	Value (†)
Common Stocks – 68.4% of Net Assets
	Canada – 1.9%
721,900	CGI, Inc.(a)	$55,500,662

	China – 2.3%
409,406	Alibaba Group Holding Ltd., Sponsored ADR(a)	69,373,847

	France – 2.4%
156,502	Dassault Systemes SE	24,962,902
377,992	Thales S.A.	46,690,361

		71,653,263

	Hong Kong – 2.7%
7,364,800	AIA Group Ltd.	79,531,727

	India – 1.0%
843,974	HDFC Bank Ltd.	29,894,584

	Japan – 1.4%
2,540,961	Nomura Research Institute Ltd.	40,861,811

	Sweden – 1.3%
1,165,368	Atlas Copco AB, Class A	37,344,959

	Switzerland – 4.2%
694,831	Nestle S.A., (Registered)	71,930,442
283,323	Temenos AG, (Registered)	50,730,065

		122,660,507

	United Kingdom – 6.1%
1,932,479	Halma PLC	49,631,095
11,525,246	Legal & General Group PLC	39,485,618
255,318	Linde PLC	51,267,854
563,120	London Stock Exchange Group PLC	39,240,678

		179,625,245

	United States – 45.1%
309,841	Accenture PLC, Class A	57,249,322
24,725	Alphabet, Inc., Class C(a)	26,725,500
50,404	Alphabet, Inc., Class A(a)	54,577,451
41,402	Amazon.com, Inc.(a)	78,400,069
10,276	Booking Holdings, Inc.(a)	19,264,520
1,016,101	CBRE Group, Inc., Class A(a)	52,125,981
700,117	Danaher Corp.	100,060,722
245	Dex Media, Inc.(a)(b)	2,042
208,216	EOG Resources, Inc.	19,397,402
289,293	Facebook, Inc., Class A(a)	55,833,549
159,750	Goldman Sachs Group, Inc. (The)	32,684,850
531,752	Intercontinental Exchange, Inc.	45,698,767
273,195	LyondellBasell Industries NV, Class A	23,530,285
330,011	M&T Bank Corp.	56,124,971

Shares	Description	Value (†)
Common Stocks – continued
	United States – continued
583,886	Marriott International, Inc., Class A	$81,913,367
153,724	McCormick & Co., Inc.	23,828,757
61,189	Mettler-Toledo International, Inc.(a)	51,398,760
263,546	Northrop Grumman Corp.	85,154,348
8,676	NVR, Inc.(a)	29,240,289
305,287	Parker Hannifin Corp.	51,901,843
271,768	Roper Technologies, Inc.	99,537,748
206,073	S&P Global, Inc.	46,941,369
165,779	Sherwin-Williams Co. (The)	75,974,858
464,590	Texas Instruments, Inc.	53,316,348
145,834	Tyler Technologies, Inc.(a)	31,503,061
321,750	UnitedHealth Group, Inc.	78,510,217

		1,330,896,396

	Total Common Stocks (Identified Cost $1,462,497,526)	2,017,343,001

Principal Amount (‡)
Bonds and Notes – 23.5%
Non-Convertible Bonds – 23.1%
	Argentina – 0.1%
$775,000	Provincia de Buenos Aires, 9.125%, 3/16/2024, 144A	645,916
535,000	Republic of Argentina, 6.875%, 4/22/2021	469,462
2,460,000	Republic of Argentina, 7.125%, 6/28/2117	1,838,875
1,390,000	Republic of Argentina, 7.625%, 4/22/2046	1,101,575
17,745,000	YPF S.A., 16.500%, 5/09/2022, 144A, (ARS)	245,184

		4,301,012

	Australia – 0.1%
1,675,000	Australia Government Bond, Series 133, 5.500%, 4/21/2023, (AUD)(c)	1,374,178
1,150,000	Commonwealth Bank of Australia, 2.250%, 3/10/2020, 144A(c)	1,149,568
670,000	GAIF Bond Issuer Pty Ltd., 3.400%, 9/30/2026, 144A(c)	668,295
110,000	Incitec Pivot Finance LLC, 6.000%, 12/10/2019, 144A	111,459
935,000	National Australia Bank, 2.500%, 1/12/2021(c)	938,198
95,000	Sydney Airport Finance Co. Pty Ltd., 3.375%, 4/30/2025, 144A	96,585

		4,338,283

	Belgium – 0.1%
1,690,000	Anheuser-Busch InBev Worldwide, Inc., 4.750%, 1/23/2029	1,918,498

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Belgium – continued
$440,000		Solvay Finance (America) LLC, 3.400%, 12/03/2020, 144A	$444,234

			2,362,732

		Brazil – 0.4%
800,000		Braskem Finance Ltd., 5.750%, 4/15/2021, 144A	836,208
8,500	(††)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2025, (BRL)	2,393,604
10,980	(††)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2021, (BRL)	2,879,344
2,300	(††)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2027, (BRL)	659,576
1,085,000		Brazilian Government International Bond, 4.625%, 1/13/2028	1,138,165
400,000		Cosan Luxembourg S.A., 5.000%, 3/14/2023, 144A	402,000
1,100,000		Embraer Netherlands Finance BV, 5.050%, 6/15/2025(c)	1,186,636
1,350,000		Petrobras Global Finance BV, 5.999%, 1/27/2028	1,435,050
150,000		Petrobras Global Finance BV, 6.875%, 1/20/2040	162,637
575,000		Raizen Fuels Finance S.A., 5.300%, 1/20/2027, 144A	612,375
500,000		Tupy Overseas S.A., 6.625%, 7/17/2024, 144A	517,505

			12,223,100

		Canada – 2.3%
423,390		Air Canada Pass Through Trust, Series 2015-2, Class A, 4.125%, 6/15/2029, 144A(c)	446,393
872,088		Air Canada Pass Through Trust, Series 2017-1, Class AA, 3.300%, 7/15/2031, 144A(c)	877,294
1,010,000		Antares Holdings LP, 6.000%, 8/15/2023, 144A	1,026,589
815,000		Bank of Montreal, 1.750%, 6/15/2021, 144A(c)	810,265
956,551		BMW Canada Auto Trust, Series 2017-1A, Class A2, 1.677%, 5/20/2020, 144A, (CAD)(c)	730,070
1,015,000		Brookfield Finance, Inc., 4.850%, 3/29/2029	1,110,145
12,965,000		Canadian Government Bond, 0.500%, 3/01/2022, (CAD)(c)	9,660,363
38,750,000		Canadian Government Bond, 0.750%, 3/01/2021, (CAD)(c)	29,219,551
13,815,000		Canadian Government International Bond, 1.750%, 9/01/2019, (CAD)(c)	10,548,581
970,000		Canadian Imperial Bank of Commerce, 1.600%, 9/06/2019(c)	968,532
800,000		CPPIB Capital, Inc., 0.375%, 6/20/2024, 144A, (EUR)(c)	935,624

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Canada – continued
$430,000	Enbridge, Inc., 2.900%, 7/15/2022	$436,335
905,000	Export Development Canada, 1.800%, 9/01/2022, (CAD)(c)	694,691
445,000	GMF Canada Leasing Trust, Series 2018-1A, Class A2, 3.030%, 6/21/2021, (CAD)	341,582
953,046	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A2, 2.616%, 7/12/2047, 144A, (CAD)(c)	725,095
7,200,000	Province of Ontario Canada, 1.875%, 5/21/2020(c)	7,183,162
1,690,000	Tornoto-Dominion Bank (The), Series GMTN, 3.500%, 7/19/2023(c)	1,773,006

		67,487,278

	Chile – 0.4%
1,590,000,000	Bonos de la Tesoreria de la Republica de Chile, 4.000%, 3/01/2023, 144A, (CLP)(c)	2,452,873
815,000,000	Bonos de la Tesoreria de la Republica de Chile, 4.500%, 3/01/2026, (CLP)(c)	1,304,622
1,700,000	Corp. Nacional del Cobre de Chile, 4.500%, 9/16/2025(c)	1,844,551
1,160,000	Corp. Nacional del Cobre de Chile, 4.500%, 9/16/2025, 144A(c)	1,258,635
525,000	Enel Chile S.A., 4.875%, 6/12/2028	573,562
250,000	Engie Energia Chile S.A., 5.625%, 1/15/2021, 144A	260,367
800,000	Inversiones CMPC S.A., 4.375%, 5/15/2023, 144A(c)	830,954
240,000	Latam Airlines Group S.A., 7.250%, 6/09/2020, 144A	246,902
710,248	Latam Airlines Pass Through Trust, Series 2015-1, Class A, 4.200%, 8/15/2029	717,138
424,348	Latam Airlines Pass Through Trust, Series 2015-1, Class B, 4.500%, 8/15/2025	420,105
950,000	Latam Finance Ltd., 6.875%, 4/11/2024, 144A	986,347
935,000	Republic of Chile, 3.240%, 2/06/2028(c)	980,591
1,120,000	Transelec S.A., 4.250%, 1/14/2025, 144A(c)	1,164,531

		13,041,178

	China – 0.3%
920,000	Alibaba Group Holding Ltd., 3.400%, 12/06/2027(c)	934,667
795,000	Baidu, Inc., 3.875%, 9/29/2023	825,584
400,000	China Resources Gas Group Ltd., 4.500%, 4/05/2022, 144A(c)	418,520
905,000	Industrial & Commercial Bank of China Ltd., 2.957%, 11/08/2022(c)	912,665

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	China – continued
$985,000	Sinopec Group Overseas Development 2017 Ltd., 2.375%, 4/12/2020, 144A(c)	$984,537
500,000	Tencent Holdings Ltd., 2.985%, 1/19/2023, 144A(c)	504,005
1,175,000	Tencent Holdings Ltd., 3.280%, 4/11/2024, 144A	1,199,569
1,820,000	Three Gorges Finance I Cayman Islands Ltd., 3.150%, 6/02/2026(c)	1,831,157
1,270,000	Weibo Corp., 3.500%, 7/05/2024	1,275,269

		8,885,973

	Colombia – 0.3%
1,265,000,000	Emgesa S.A. E.S.P., 8.750%, 1/25/2021, 144A, (COP)	410,353
2,140,000,000	Empresas Publicas de Medellin E.S.P., 8.375%, 2/01/2021, 144A, (COP)(c)	686,769
1,140,000	Millicom International Cellular S.A., 6.250%, 3/25/2029, 144A	1,222,650
575,000	Republic of Colombia, 3.875%, 4/25/2027	599,725
200,000,000	Republic of Colombia, 7.750%, 4/14/2021, (COP)	65,057
7,073,300,000	Republic of Colombia, Series B, 6.250%, 11/26/2025, (COP)	2,281,474
6,150,000,000	Titulos De Tesoreria, Series B, 7.500%, 8/26/2026, (COP)(c)	2,119,690
870,000	Transportadora de Gas Internacional S.A. E.S.P., 5.550%, 11/01/2028, 144A	977,445

		8,363,163

	Denmark – 0.0%
670,000	Danske Bank AS, 3.875%, 9/12/2023, 144A	682,864

	Dominican Republic – 0.1%
1,410,000	Dominican Republic, 5.500%, 1/27/2025, 144A	1,498,139
590,000	Dominican Republic, 5.950%, 1/25/2027, 144A	636,397
995,000	Dominican Republic, 6.000%, 7/19/2028, 144A	1,075,058
425,000	Dominican Republic, 8.625%, 4/20/2027, 144A	507,348

		3,716,942

	France – 1.2%
970,000	Air Liquide Finance S.A., 1.375%, 9/27/2019, 144A(c)	967,400
200,000	AXA S.A., 7.125%, 12/15/2020, (GBP)	274,730

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	France – continued
$205,000	BNP Paribas S.A., 4.375%, 5/12/2026, 144A	$214,951
1,415,000	Caisse d’Amortissement de la Dette Sociale, 1.875%, 2/12/2022(c)	1,414,125
250,000	Credit Agricole S.A., 3.250%, 10/04/2024, 144A	254,984
735,000	Danone S.A., 1.691%, 10/30/2019, 144A(c)	733,052
500,000	Dexia Credit Local S.A., 2.250%, 2/18/2020, 144A(c)	499,841
1,300,000	Edenred, 1.875%, 3/06/2026, (EUR)	1,593,340
465,000	French Republic Government Bond OAT, 4.250%, 10/25/2023, (EUR)	641,122
18,475,000	French Republic Government Bond OAT, 4.250%, 10/25/2023, (EUR)(c)	25,472,530
500,000	Holding d’Infrastructures de Transport, EMTN, 0.625%, 3/27/2023, (EUR)	573,269
500,000	Holding d’Infrastructures de Transport, EMTN, 1.625%, 11/27/2027, (EUR)	587,889
1,015,000	Societe Generale S.A., 4.750%, 11/24/2025, 144A(c)	1,070,475

		34,297,708

	Germany – 0.3%
1,165,000	BMW U.S. Capital LLC, 3.150%, 4/18/2024, 144A	1,195,867
675,000	Daimler Finance North America LLC, 1.750%, 10/30/2019, 144A(c)	673,034
380,000	Deutsche Telekom International Finance BV, 2.820%, 1/19/2022, 144A	383,442
1,825,000	Deutsche Telekom International Finance BV, 4.375%, 6/21/2028, 144A	1,988,639
1,850,000	RWE AG, (fixed rate to 10/21/2020, variable rate thereafter), 2.750%, 4/21/2075, (EUR)	2,146,953
1,450,000	Siemens Financieringsmaatschappij NV, 2.350%, 10/15/2026, 144A	1,416,038

		7,803,973

	Greece – 0.1%
430,000	Hellenic Republic Government Bond, 3.450%, 4/02/2024, 144A, (EUR)	537,062
1,855,000	Hellenic Republic Government Bond, 3.750%, 1/30/2028, (EUR)	2,341,574

		2,878,636

	Hong Kong – 0.1%
355,000	AIA Group Ltd., 3.200%, 3/11/2025, 144A(c)	362,544
1,135,000	AIA Group Ltd., 3.900%, 4/06/2028, 144A	1,204,911

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Hong Kong – continued
$1,350,000	CK Hutchison International 19 Ltd., 3.625%, 4/11/2029, 144A	$1,405,716

		2,973,171

	India – 0.1%
650,000	Greenko Dutch BV, 5.250%, 7/24/2024, 144A	640,250
1,630,000	ICICI Bank Ltd., 3.800%, 12/14/2027	1,631,127

		2,271,377

	Indonesia – 0.1%
300,000	Indonesia Government International Bond, 4.125%, 1/15/2025, 144A	315,160
735,000	Indonesia Government International Bond, 4.750%, 1/08/2026	799,671
1,475,000	Perusahaan Listrik Negara PT, MTN, 4.125%, 5/15/2027	1,505,146
545,000	Republic of Indonesia, 2.875%, 7/08/2021, 144A, (EUR)	653,804
525,000	Republic of Indonesia, 4.750%, 1/08/2026, 144A	571,168

		3,844,949

	Ireland – 0.1%
475,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.500%, 5/15/2021	489,822
1,250,000	Bank of Ireland Group PLC, 4.500%, 11/25/2023, 144A	1,300,747
375,000	Ireland Government Bond, 3.400%, 3/18/2024, (EUR)	503,385

		2,293,954

	Italy – 0.6%
2,180,000	Enel Finance International NV, 4.625%, 9/14/2025, 144A	2,340,164
1,075,000	Intesa Sanpaolo SpA, 5.710%, 1/15/2026, 144A	1,087,945
530,000	Intesa Sanpaolo SpA, EMTN, 3.928%, 9/15/2026, (EUR)	643,265
3,305,000	Italy Buoni Poliennali Del Tesoro, 2.000%, 2/01/2028, (EUR)	3,822,380
4,255,000	Italy Buoni Poliennali Del Tesoro, 5.000%, 3/01/2022, (EUR)	5,391,299
3,335,000	Republic of Italy, 2.500%, 11/15/2025, (EUR)	4,004,647
430,000	UniCredit SpA, (fixed rate to 6/19/2027, variable rate thereafter), 5.861%, 6/19/2032, 144A	413,449

		17,703,149

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Japan – 0.7%
989,731,400	(†††)	Japan Government CPI Linked Bond, Series 23, 0.100%, 3/10/2028, (JPY)(c)	$9,582,924
1,155,150,000		Japan Government Thirty Year Bond, 0.500%, 3/20/2049, (JPY)	11,084,147

			20,667,071

		Korea – 0.3%
765,000		Export-Import Bank of Korea, 3.000%, 11/01/2022(c)	780,973
1,100,000		Hyundai Capital Services, Inc., 3.750%, 3/05/2023, 144A	1,131,915
1,575,000		Kia Motors Corp., 3.000%, 4/25/2023, 144A	1,574,103
630,000		Korea Development Bank (The), MTN, 4.500%, 11/22/2019, (AUD)(c)	446,881
910,000		Korea Gas Corp., 2.750%, 7/20/2022, 144A(c)	918,590
670,000		KT Corp., 2.500%, 7/18/2026, 144A(c)	649,172
1,180,000		LG Chem Ltd., 3.250%, 10/15/2024, 144A	1,209,418
1,440,000,000		Republic of Korea, Series 2209, 2.000%, 9/10/2022, (KRW)(c)	1,264,782
770,000		Shinhan Bank Co. Ltd., 3.875%, 3/24/2026, 144A(c)	791,846
140,000		SK Telecom Co. Ltd., 6.625%, 7/20/2027, 144A(c)	175,570
200,000		Woori Bank, 5.875%, 4/13/2021, 144A(c)	211,042

			9,154,292

		Mexico – 0.5%
620,000		Alfa SAB de CV, 6.875%, 3/25/2044	688,981
770,000		America Movil SAB de CV, 2.125%, 3/10/2028, (EUR)(c)	967,966
10,000,000		America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)(c)	487,919
675,000		Banco Nacional de Comercio Exterior SNC, (fixed rate to 8/11/2021, variable rate thereafter), 3.800%, 8/11/2026, 144A	680,238
1,150,000		CEMEX Finance LLC, 6.000%, 4/01/2024, 144A	1,184,500
1,055,000		Cemex SAB de CV, 2.750%, 12/05/2024, 144A, (EUR)	1,224,665
800,000		Gruma SAB de CV, 4.875%, 12/01/2024(c)	847,208
10,000,000		Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)(c)	369,704
142,000	(††††)	Mexican Fixed Rate Bonds, Series M, 5.750%, 3/05/2026, (MXN)	672,626

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Mexico – continued
190,229	(††††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)(c)	$972,258
3,600,000		Mexico Government International Bond, 4.000%, 10/02/2023	3,754,800
196,000		Mexico Government International Bond, 4.000%, 3/15/2115, (EUR)(c)	225,981
100,000		Sigma Alimentos S.A. de CV, 2.625%, 2/07/2024, 144A, (EUR)	120,273
835,000		Sigma Alimentos S.A. de CV, 4.125%, 5/02/2026	841,062
1,010,000		Unifin Financiera SAB de CV SOFOM ENR, 7.250%, 9/27/2023	1,042,320

			14,080,501

		Netherlands – 0.1%
870,000		Cooperatieve Rabobank UA, 4.375%, 8/04/2025(c)	926,080
675,000		ING Bank NV, 1.650%, 8/15/2019, 144A(c)	674,305

			1,600,385

		Norway – 0.2%
17,000,000		City of Oslo, Norway, 3.550%, 2/12/2021, (NOK)(c)	2,048,681
550,000		Kommunalbanken AS, 1.750%, 9/15/2020, 144A(c)	548,526
16,500,000		Norway Government Bond, 1.500%, 2/19/2026, 144A, (NOK)(c)	1,954,684
3,815,000		Norway Government Bond, Series 475, 2.000%, 5/24/2023, 144A, (NOK)(c)	460,005

			5,011,896

		Panama – 0.0%
680,000		Banco Latinoamericano de Comercio Exterior S.A., 3.250%, 5/07/2020, 144A(c)	682,985

		Paraguay – 0.0%
800,000		Republic of Paraguay, 5.000%, 4/15/2026, 144A	874,008

		Peru – 0.1%
580,000		Southern Copper Corp., 3.875%, 4/23/2025(c)	602,448
1,050,000		Transportadora de Gas del Peru S.A., 4.250%, 4/30/2028, 144A(c)	1,096,410
350,000		Union Andina de Cementos SAA, 5.875%, 10/30/2021, 144A	360,066

			2,058,924

		Singapore – 0.2%
785,000		BOC Aviation Ltd., 2.750%, 9/18/2022, 144A	783,405

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Singapore – continued
$495,000	BOC Aviation Ltd., 3.000%, 3/30/2020(c)	$496,150
345,000	DBS Group Holdings Ltd., (fixed rate to 12/11/2023, variable rate thereafter), 4.520%, 12/11/2028, 144A	365,466
3,215,000	United Overseas Bank Ltd., 3.200%, 4/23/2021, 144A(c)	3,267,533

		4,912,554

	South Africa – 0.1%
930,000	MTN (Mauritius) Investments Ltd., 4.755%, 11/11/2024, 144A	932,223
500,000	Prosus NV, 6.000%, 7/18/2020, 144A	514,549
39,185,000	South Africa Government International Bond, Series R213, 7.000%, 2/28/2031, (ZAR)(c)	2,381,424

		3,828,196

	Spain – 0.3%
400,000	Banco Santander S.A., 3.125%, 2/23/2023	405,750
100,000	Iberdrola International BV, EMTN, 0.375%, 9/15/2025, (EUR)	114,966
700,000	Naturgy Finance BV, EMTN, 1.500%, 1/29/2028, (EUR)	846,355
725,000	Spain Government International Bond, 0.750%, 7/30/2021, (EUR)(c)	844,513
430,000	Spain Government International Bond, 1.600%, 4/30/2025, 144A, (EUR)(c)	536,180
760,000	Spain Government International Bond, 4.300%, 10/31/2019, 144A, (EUR)(c)	877,660
2,565,000	Spain Government International Bond, 4.400%, 10/31/2023, 144A, (EUR)(c)	3,503,786
1,300,000	Telefonica Emisiones SAU Co., EMTN, 1.495%, 9/11/2025, (EUR)	1,572,708

		8,701,918

	Supranationals – 0.2%
1,115,000	Corporacion Andina de Fomento, 4.375%, 6/15/2022(c)	1,173,225
3,515,000	International Bank for Reconstruction & Development, 2.200%, 1/18/2022, (CAD)(c)	2,722,619
1,140,000	International Bank for Reconstruction & Development, 2.500%, 3/12/2020, (AUD)(c)	807,124

		4,702,968

	Sweden – 0.0%
2,450,000	Sweden Government Bond, 5.000%, 12/01/2020, (SEK)(c)	284,951

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Switzerland – 0.1%
300,000	Argentum Netherlands BV for Zurich Insurance Co. Ltd., EMTN, (fixed rate to 10/01/2026, variable rate thereafter), 3.500%, 10/01/2046, (EUR)	$392,289
1,075,000	Glencore Finance Canada Ltd., 5.550%, 10/25/2042, 144A(c)	1,111,142
900,000	Syngenta Finance NV, EMTN, 1.250%, 9/10/2027, (EUR)	970,053

		2,473,484

	Thailand – 0.2%
1,570,000	Kasikornbank PCL, EMTN, 3.256%, 7/12/2023	1,595,636
85,000,000	Thailand Government Bond, 2.125%, 12/17/2026, (THB)	2,794,228
950,000	Thaioil Treasury Center Co. Ltd., 3.625%, 1/23/2023, 144A	972,686

		5,362,550

	Trinidad – 0.0%
415,000	Trinidad Generation UnLtd., 5.250%, 11/04/2027, 144A	419,980

	Turkey – 0.1%
525,000	Turk Telekomunikasyon AS, 6.875%, 2/28/2025, 144A	528,047
1,400,000	Turkcell Iletisim Hizmetleri AS, 5.800%, 4/11/2028	1,295,000

		1,823,047

	United Arab Emirates – 0.1%
1,610,000	Abu Dhabi Crude Oil Pipeline LLC, 3.650%, 11/02/2029(c)	1,691,981
1,275,000	DP World Crescent Ltd., 4.848%, 9/26/2028, 144A	1,358,347
850,000	DP World PLC, 3.250%, 5/18/2020, 144A(c)	851,416
200,000	DP World PLC, MTN, 3.250%, 5/18/2020	200,333

		4,102,077

	United Kingdom – 0.3%
95,000	Avon Products, Inc., 8.950%, 3/15/2043	100,106
300,000	HSBC Holdings PLC, 4.375%, 11/23/2026(c)	316,815
565,000	HSBC Holdings PLC, (fixed rate to 6/01/2021, variable rate thereafter), 6.875%(d)	596,075
295,000	HSBC Holdings PLC, EMTN, 5.750%, 12/20/2027, (GBP)(c)	452,327
635,000	Lloyds Banking Group PLC, 4.050%, 8/16/2023	662,844

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United Kingdom – continued
$400,000	Lloyds Banking Group PLC, 4.500%, 11/04/2024(c)	$418,447
235,000	Network Rail Infrastructure Finance PLC, EMTN, 4.750%, 1/22/2024, (GBP)	348,987
1,130,000	Royal Bank of Scotland Group PLC, 6.000%, 12/19/2023(c)	1,230,626
350,000	Santander UK Group Holdings PLC, 4.750%, 9/15/2025, 144A(c)	362,896
250,000	Standard Chartered PLC, EMTN, 3.125%, 11/19/2024, (EUR)	314,874
1,035,000	United Kingdom Gilt, 2.750%, 9/07/2024, (GBP)(c)	1,455,899
530,000	United Kingdom Gilt, 4.000%, 3/07/2022, (GBP)	734,595
130,000	Virgin Media Finance PLC, 4.500%, 1/15/2025, 144A, (EUR)	153,366
115,000	Virgin Media Secured Finance PLC, 4.875%, 1/15/2027, (GBP)	150,060
1,660,000	Vodafone Group PLC, 4.375%, 5/30/2028	1,794,441

		9,092,358

	United States – 12.9%
9,890,000	AbbVie, Inc., 2.500%, 5/14/2020	9,889,058
1,745,000	AES Corp. (The), 4.875%, 5/15/2023	1,775,607
480,000	Allison Transmission, Inc., 4.750%, 10/01/2027, 144A	476,400
8,000,000	Ally Financial, Inc., 4.125%, 2/13/2022	8,200,000
745,000	Ally Financial, Inc., 5.125%, 9/30/2024	804,600
1,728,000	Ally Financial, Inc., 8.000%, 11/01/2031	2,283,915
1,965,000	American Airlines Group, Inc., 5.000%, 6/01/2022, 144A	2,024,539
1,517,993	American Airlines Pass Through Certificates, Series 2016-3, Class B, 3.750%, 4/15/2027	1,528,519
566,303	American Airlines Pass Through Certificates, Series 2017-2, Class B, 3.700%, 4/15/2027	564,081
120,325	American Airlines Pass Through Certificates, Series 2013-1, Class A, 4.000%, 1/15/2027	125,005
2,016,995	American Airlines Pass Through Certificates, Series 2016-1, Class B, 5.250%, 7/15/2025	2,126,315
461,899	American Airlines Pass Through Certificates, Series 2017-1B, Class B, 4.950%, 8/15/2026	482,070
300,000	Anadarko Petroleum Corp., 4.500%, 7/15/2044	307,266
400,000	Antero Resources Corp., 5.125%, 12/01/2022	384,000

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$175,000	Antero Resources Corp., 5.375%, 11/01/2021	$172,813
3,060,000	Antero Resources Corp., 5.625%, 6/01/2023	2,953,512
260,000	Aptiv PLC, 1.600%, 9/15/2028, (EUR)	307,466
1,510,000	AT&T, Inc., 3.400%, 5/15/2025	1,552,288
3,960,000	AT&T, Inc., 4.300%, 2/15/2030	4,238,452
570,000	AT&T, Inc., 4.500%, 3/09/2048	582,776
625,000	AT&T, Inc., 4.550%, 3/09/2049	637,938
925,000	Aviation Capital Group LLC, 6.750%, 4/06/2021, 144A	987,931
2,700,000	Bank of America Corp., 6.110%, 1/29/2037	3,443,458
115,000	Bank of America Corp., MTN, 4.250%, 10/22/2026	122,860
3,000	Beazer Homes USA, Inc., 7.250%, 2/01/2023	2,925
585,000	BP Capital Markets America, Inc., 3.216%, 11/28/2023	603,437
270,000	Brighthouse Financial, Inc., 4.700%, 6/22/2047	225,595
1,170,000	Broadcom, Inc., 4.250%, 4/15/2026, 144A	1,187,404
71,000	California Resources Corp., 5.500%, 9/15/2021	51,043
10,000	California Resources Corp., 6.000%, 11/15/2024	5,800
2,840,000	California Resources Corp., 8.000%, 12/15/2022, 144A	2,140,650
60,000	CenturyLink, Inc., 5.625%, 4/01/2025	61,200
30,000	CenturyLink, Inc., Series G, 6.875%, 1/15/2028	30,000
880,000	CenturyLink, Inc., Series S, 6.450%, 6/15/2021	930,600
3,210,000	Chesapeake Energy Corp., 4.875%, 4/15/2022	3,033,450
315,000	Chesapeake Energy Corp., 5.750%, 3/15/2023	295,312
4,700,000	Chesapeake Energy Corp., 8.000%, 6/15/2027	4,141,875
780,000	Chevron Corp., 2.419%, 11/17/2020(c)	783,572
1,635,000	Cimarex Energy Co., 4.375%, 6/01/2024	1,731,692
165,000	Cincinnati Bell, Inc., 7.000%, 7/15/2024, 144A	145,613

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$325,000	Cincinnati Bell, Inc., 8.000%, 10/15/2025, 144A	$276,250
500,000	Citizens Financial Group, Inc., 4.300%, 12/03/2025	529,020
265,000	Constellation Brands, Inc., 4.750%, 11/15/2024	291,660
485,000	Continental Resources, Inc., 3.800%, 6/01/2024	498,672
640,000	Continental Resources, Inc., 4.500%, 4/15/2023	672,436
92,000	Continental Resources, Inc., 5.000%, 9/15/2022	92,755
375,000	Cox Communications, Inc., 4.800%, 2/01/2035, 144A	379,951
595,000	CSC Holdings LLC, 5.375%, 2/01/2028, 144A	618,056
155,000	Cummins, Inc., 5.650%, 3/01/2098	186,973
475,000	Dell International LLC/EMC Corp., 6.020%, 6/15/2026, 144A	524,011
103,596	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	114,288
1,200,000	Devon Energy Corp., 3.250%, 5/15/2022	1,222,668
50,000	Dillard’s, Inc., 7.000%, 12/01/2028	53,650
8,000	Dillard’s, Inc., 7.750%, 7/15/2026	8,834
1,680,000	DISH DBS Corp., 5.000%, 3/15/2023	1,623,300
1,495,000	DISH DBS Corp., 5.875%, 11/15/2024	1,414,644
310,000	DR Horton, Inc., 4.375%, 9/15/2022	322,842
340,000	Enable Midstream Partners LP, 5.000%, 5/15/2044	317,233
235,000	Enbridge Energy Partners LP, 7.375%, 10/15/2045	345,235
1,075,000	Energy Transfer Partners LP/Regency Energy Finance Corp., 5.000%, 10/01/2022	1,142,748
600,000	EnLink Midstream Partners LP, 4.150%, 6/01/2025	588,000
1,310,000	Federal National Mortgage Association, Series 2017-M14, Class A2, 2.972%, 11/25/2027(c)(e)	1,349,077
410,000	FedEx Corp., 1.000%, 1/11/2023, (EUR)	477,512
650,000	FedEx Corp., 3.400%, 1/14/2022	666,396
40,000	Ford Motor Co., 4.346%, 12/08/2026	40,334
685,000	Ford Motor Co., 5.291%, 12/08/2046	637,161

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$25,000	Ford Motor Co., 6.375%, 2/01/2029	$27,083
50,000	Ford Motor Co., 6.625%, 2/15/2028	56,026
2,105,000	Ford Motor Co., 6.625%, 10/01/2028	2,378,319
5,000	Ford Motor Co., 7.500%, 8/01/2026	5,841
5,000,000	Ford Motor Credit Co. LLC, 2.459%, 3/27/2020	4,985,245
131,000	Gates Global LLC/Gates Global Co., 6.000%, 7/15/2022, 144A	131,082
295,000	General Electric Co., 4.500%, 3/11/2044	286,216
50,000	General Electric Co., GMTN, 3.100%, 1/09/2023	50,442
310,000	General Motors Co., 5.200%, 4/01/2045	296,029
240,000	General Motors Financial Co., Inc., 3.450%, 4/10/2022	243,401
925,000	General Motors Financial Co., Inc., 5.250%, 3/01/2026	992,221
100,000	General Motors Financial Co., Inc., EMTN, 0.955%, 9/07/2023, (EUR)	114,522
3,435,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	4,511,206
105,000	Georgia-Pacific LLC, 7.375%, 12/01/2025	133,026
180,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	254,898
315,000	Georgia-Pacific LLC, 8.875%, 5/15/2031	487,989
905,000	Global Atlantic Fin Co., 8.625%, 4/15/2021, 144A	985,438
2,295,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	3,001,745
1,935,000	Goodyear Tire & Rubber Co. (The), 4.875%, 3/15/2027	1,838,250
165,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	176,550
1,000,000	HCA Healthcare, Inc., 6.250%, 2/15/2021	1,047,500
20,000	HCA, Inc., 4.750%, 5/01/2023	21,408
6,670,000	HCA, Inc., 5.375%, 9/01/2026	7,186,925
225,000	HCA, Inc., 7.050%, 12/01/2027	254,250
820,000	HCA, Inc., 7.500%, 11/06/2033	943,000
395,000	HCA, Inc., 8.360%, 4/15/2024	456,225

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$195,000	HCA, Inc., MTN, 7.580%, 9/15/2025	$224,250
75,000	HCA, Inc., MTN, 7.750%, 7/15/2036	85,500
855,000	Hecla Mining Co., 6.875%, 5/01/2021	816,096
490,000	Hewlett Packard Enterprise Co., 6.350%, 10/15/2045	542,954
485,000	Huntington Ingalls Industries, Inc., 5.000%, 11/15/2025, 144A	501,975
1,585,000	Hyundai Capital America, 2.750%, 9/27/2026, 144A(c)	1,496,922
450,000	International Lease Finance Corp., 4.625%, 4/15/2021	464,176
745,000	INVISTA Finance LLC, 4.250%, 10/15/2019, 144A	749,251
48,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	12,480
5,000	J.C. Penney Corp., Inc., 7.625%, 3/01/2097	1,200
1,070,000	Jefferies Group LLC, 6.250%, 1/15/2036	1,153,162
7,760,000	JELD-WEN, Inc., 4.625%, 12/15/2025, 144A	7,614,500
15,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021	13,611
1,665,000	KB Home, 8.000%, 3/15/2020	1,719,445
330,000	Level 3 Financing, Inc., 5.125%, 5/01/2023	332,755
760,000	Level 3 Financing, Inc., 5.375%, 5/01/2025	784,700
140,000	Level 3 Parent LLC, 5.750%, 12/01/2022	141,225
44,000	Masco Corp., 6.500%, 8/15/2032	51,923
403,000	Masco Corp., 7.750%, 8/01/2029	506,212
615,000	Medtronic Global Holdings SCA, 1.125%, 3/07/2027, (EUR)	729,646
3,795,000	Michaels Stores, Inc., 8.000%, 7/15/2027, 144A	3,777,505
254,000	Micron Technology, Inc., 5.500%, 2/01/2025	261,302
1,430,000	Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/2022, 144A	1,362,075
450,000	Morgan Stanley, 3.950%, 4/23/2027	470,688
725,000	Morgan Stanley, 5.750%, 1/25/2021	761,488
3,150,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	3,315,892

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		United States – continued
$600,000		Morgan Stanley, MTN, 6.250%, 8/09/2026	$719,983
25,000		MPLX LP, 4.500%, 7/15/2023	26,518
95,000		MPLX LP, 4.875%, 6/01/2025	103,248
3,890,000		Nationstar Mortgage Holdings, Inc., 9.125%, 7/15/2026, 144A	3,948,350
3,000,000		Navient Corp., 5.000%, 10/26/2020	3,060,000
915,000		Navient Corp., 5.500%, 1/25/2023	940,162
95,000		Navient Corp., 5.875%, 10/25/2024	96,069
1,600	(†††††)	Navient Corp., 6.000%, 12/15/2043	32,796
935,000		Navient Corp., 6.750%, 6/15/2026	970,062
750,000		Navient Corp., MTN, 6.125%, 3/25/2024	768,750
415,000		Navient Corp., MTN, 7.250%, 1/25/2022	447,681
3,418,000		Navient Corp., Series A, MTN, 5.625%, 8/01/2033	2,845,485
365,000		Newell Brands, Inc., 4.000%, 12/01/2024	371,578
65,000		Newfield Exploration Co., 5.625%, 7/01/2024	71,871
900,000		NGL Energy Partners LP/NGL Energy Finance Corp., 6.125%, 3/01/2025	891,000
405,000		NGL Energy Partners LP/NGL Energy Finance Corp., 7.500%, 11/01/2023	423,225
20,000		NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	25,400
1,765,000		Nissan Motor Acceptance Corp., 3.650%, 9/21/2021, 144A	1,806,972
120,000		Oasis Petroleum, Inc., 6.875%, 1/15/2023	120,000
2,275,000		Oceaneering International, Inc., 4.650%, 11/15/2024	2,242,740
420,000		Old Republic International Corp., 4.875%, 10/01/2024	455,188
3,693,000		ONEOK Partners LP, 4.900%, 3/15/2025	4,014,617
25,000		ONEOK Partners LP, 6.200%, 9/15/2043	29,577
55,000		Outfront Media Capital LLC/Outfront Media Capital Corp., 5.250%, 2/15/2022	55,737
140,000		Outfront Media Capital LLC/Outfront Media Capital Corp., 5.875%, 3/15/2025	144,725
1,200,000		Owens Corning, 4.400%, 1/30/2048	1,017,994

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$310,000	Owens Corning, 7.000%, 12/01/2036	$367,828
2,965,000	Owens-Brockway Glass Container, Inc., 5.375%, 1/15/2025, 144A	3,091,012
585,000	Prologis LP, 2.250%, 6/30/2029, (GBP)	750,624
540,000	PulteGroup, Inc., 6.000%, 2/15/2035	553,500
785,000	PulteGroup, Inc., 6.375%, 5/15/2033	837,006
220,000	PulteGroup, Inc., 7.875%, 6/15/2032	261,800
285,000	QEP Resources, Inc., 5.250%, 5/01/2023	274,312
210,000	QEP Resources, Inc., 5.375%, 10/01/2022	204,225
295,000	Quicken Loans, Inc., 5.250%, 1/15/2028, 144A	293,525
120,000	Quicken Loans, Inc., 5.750%, 5/01/2025, 144A	123,750
95,000	Qwest Corp., 7.250%, 9/15/2025	105,771
540,000	Radian Group, Inc., 4.500%, 10/01/2024	553,117
230,000	Range Resources Corp., 4.875%, 5/15/2025	201,825
850,000	Range Resources Corp., 5.000%, 8/15/2022	806,437
220,000	Range Resources Corp., 5.000%, 3/15/2023	207,350
970,000	Santander Holdings USA, Inc., 2.650%, 4/17/2020(c)	969,731
25,000	Sealed Air Corp., 4.875%, 12/01/2022, 144A	26,219
640,000	Sealed Air Corp., 5.500%, 9/15/2025, 144A	681,600
420,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	449,925
140,000	Silgan Holdings, Inc., 3.250%, 3/15/2025, (EUR)	164,500
155,000	SM Energy Co., 6.750%, 9/15/2026	145,313
1,170,000	Springleaf Finance Corp., 5.625%, 3/15/2023	1,243,125
860,000	Springleaf Finance Corp., 6.875%, 3/15/2025	941,683
2,310,000	Springleaf Finance Corp., 7.125%, 3/15/2026	2,530,894
330,000	Springleaf Finance Corp., 7.750%, 10/01/2021	360,937
130,000	Springleaf Finance Corp., 8.250%, 10/01/2023	150,670

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$2,349,000	Sprint Capital Corp., 6.875%, 11/15/2028	$2,414,302
2,240,000	Sprint Capital Corp., 8.750%, 3/15/2032	2,592,800
120,000	Sprint Corp., 7.125%, 6/15/2024	127,236
2,840,000	Sprint Corp., 7.875%, 9/15/2023	3,084,950
1,365,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.750%, 3/15/2024	1,419,600
950,000	Tenet Healthcare Corp., 5.125%, 5/01/2025	954,750
100,000	Tenet Healthcare Corp., 6.750%, 6/15/2023	100,375
1,695,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	1,495,837
820,000	Textron, Inc., 5.950%, 9/21/2021	871,394
90,000	Time Warner Cable LLC, 4.500%, 9/15/2042	84,097
85,000	Time Warner Cable LLC, 5.500%, 9/01/2041	89,116
1,635,000	Toyota Motor Credit Corp., MTN, 2.650%, 4/12/2022	1,660,646
1,680,000	Transcontinental Gas Pipe Line Co. LLC, 7.850%, 2/01/2026	2,145,028
171,000	TransDigm, Inc., 6.500%, 7/15/2024	172,924
185,000	TransDigm, Inc., 6.500%, 5/15/2025	187,127
6,665,000	TRI Pointe Group, Inc., 4.875%, 7/01/2021	6,798,300
5,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/2024	5,161
4,380,000	U.S. Treasury Bond, 3.000%, 8/15/2048	4,803,628
13,005,339	U.S. Treasury Inflation Indexed Note, 0.625%, 4/15/2023(c)(f)	13,158,502
9,562,435	U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2022(c)(f)	9,487,436
4,123,603	U.S. Treasury Inflation Indexed Note, 0.375%, 7/15/2027(c)(f)	4,161,619
32,430,000	U.S. Treasury Note, 1.375%, 5/31/2020	32,242,514
12,755,000	U.S. Treasury Note, 1.750%, 11/30/2021(c)	12,758,986
19,315,000	U.S. Treasury Note, 1.875%, 3/31/2022	19,400,258
15,000,000	U.S. Treasury Note, 2.500%, 6/30/2020	15,078,516
1,020,000	U.S. Treasury Note, 2.625%, 12/31/2023	1,058,409

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$6,555,000	U.S. Treasury Note, 2.750%, 5/31/2023(c)	$6,805,678
13,505,000	U.S. Treasury Note, 2.750%, 2/28/2025(c)	14,188,163
21,220,000	U.S. Treasury Note, 2.875%, 10/15/2021	21,759,618
9,515,000	U.S. Treasury Note, 2.875%, 5/15/2028(c)	10,217,103
3,930,000	U.S. Treasury Note, 3.125%, 11/15/2028(c)	4,310,565
444,479	United Airlines Pass Through Trust, Series 2016-2, Class B, 3.650%, 4/07/2027	445,457
2,940,000	United Rentals North America, Inc., 5.500%, 7/15/2025	3,061,275
460,000	United Rentals North America, Inc., 6.500%, 12/15/2026	497,950
15,000	United States Steel Corp., 6.250%, 3/15/2026	13,350
1,850,000	United States Steel Corp., 6.650%, 6/01/2037	1,554,000
86,742	US Airways Pass Through Trust, Series 2012-1A, Class A, 5.900%, 4/01/2026	95,599
48,270	US Airways Pass Through Trust, Series 2012-1B, Class B, 8.000%, 4/01/2021	48,757
329,675	US Airways Pass Through Trust, Series 2012-2A, Class A, 4.625%, 12/03/2026	356,158
25,000	Viacom, Inc., 4.375%, 3/15/2043	24,455
395,000	Viacom, Inc., 5.250%, 4/01/2044	430,730
145,000	Viacom, Inc., 5.850%, 9/01/2043	170,651
145,000	Vine Oil & Gas LP/Vine Oil & Gas Finance Corp., 9.750%, 4/15/2023, 144A	93,888
1,150,000	Walmart, Inc., 3.700%, 6/26/2028	1,254,951
60,000	Weyerhaeuser Co., 6.950%, 10/01/2027	75,201
315,000	Weyerhaeuser Co., 7.375%, 3/15/2032	440,413
525,000	Whiting Petroleum Corp., 5.750%, 3/15/2021	528,937
195,000	Whiting Petroleum Corp., 6.250%, 4/01/2023	194,587
3,052,000	Windstream Services LLC/Windstream Finance Corp., 9.000%, 6/30/2025, 144A(g)	2,113,510
65,000	Windstream Services LLC/Windstream Finance Corp., 10.500%, 6/30/2024, 144A(g)	47,125

		381,498,552

	Total Non-Convertible Bonds (Identified Cost $660,038,212)	680,802,139

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – 0.4%
	United States – 0.4%
$1,450,000	Booking Holdings, Inc., 0.900%, 9/15/2021	$1,658,652
105,000	CalAmp Corp., 1.625%, 5/15/2020	102,702
60,000	Chesapeake Energy Corp., 5.500%, 9/15/2026	47,891
545,000	DISH Network Corp., 2.375%, 3/15/2024	503,452
2,290,000	DISH Network Corp., 3.375%, 8/15/2026	2,226,302
290,000	Evolent Health, Inc., 2.000%, 12/01/2021	257,783
1,855,000	iStar, Inc., 3.125%, 9/15/2022	1,903,421
2,020,000	Nuance Communications, Inc., 1.000%, 12/15/2035	1,891,972
240,000	Nuance Communications, Inc., 1.250%, 4/01/2025	235,411
10,000	Nuance Communications, Inc., 1.500%, 11/01/2035	10,004
1,660,000	Rovi Corp., 0.500%, 3/01/2020	1,616,458
380,000	SM Energy Co., 1.500%, 7/01/2021	349,656
825,000	Western Digital Corp., 1.500%, 2/01/2024, 144A	740,875

	Total Convertible Bonds (Identified Cost $11,346,179)	11,544,579

Municipals – 0.0%
	United States – 0.0%
155,000	State of Illinois, 5.100%, 6/01/2033	163,227
130,000	Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	122,634

	Total Municipals (Identified Cost $254,816)	285,861

	Total Bonds and Notes (Identified Cost $671,639,207)	692,632,579

Shares
Preferred Stocks – 0.1%
	United States – 0.1%
460	Chesapeake Energy Corp., 5.000%	18,745
84	Chesapeake Energy Corp., Series A, 5.750%, 144A	39,736
40	Chesapeake Energy Corp., 5.750%	18,922

Shares	Description	Value (†)
Preferred Stocks – continued
	United States – continued
736	Chesapeake Energy Corp., 5.750%	352,004
38,952	El Paso Energy Capital Trust I, 4.750%	2,064,456

	Total Preferred Stocks (Identified Cost $2,285,617)	2,493,863

Principal Amount (‡)
Short-Term Investments – 7.8%
$3,707,000	Ford Motor Credit Co. LLC, 4.331%, 12/02/2019(h)	$3,657,013
63,708,509	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/2019 at 1.500% to be repurchased at $63,716,473 on 7/01/2019 collateralized by $62,665,000 U.S. Treasury Note, 2.500% due 5/15/2024 valued at $64,987,490 including accrued interest(i)	63,708,509
27,630,000	U.S. Treasury Bills, 2.050%-2.381%, 9/26/2019(h)(j)	27,491,447
18,100,000	U.S. Treasury Bills, 2.070%-2.441%, 9/05/2019(h)(j)	18,030,564
18,530,000	U.S. Treasury Bills, 2.023%-2.385%, 10/24/2019(h)(j)	18,412,280
13,810,000	U.S. Treasury Bills, 2.035%-2.350%, 11/14/2019(h)(j)	13,702,788
3,760,000	U.S. Treasury Bills, 2.222%, 9/12/2019(h)	3,744,275
3,680,000	U.S. Treasury Bills, 2.306%, 8/22/2019(h)	3,668,843
35,000,000	U.S. Treasury Bills, 2.318%, 11/29/2019(h)	34,696,846
16,000,000	U.S. Treasury Bills, 2.360%-2.365%, 8/29/2019(h)(j)	15,944,933
26,390,000	U.S. Treasury Bills, 2.372%-2.536%, 8/15/2019(h)(j)	26,320,974

	Total Short-Term Investments (Identified Cost $229,257,476)	229,378,472

	Total Investments – 99.8% (Identified Cost $2,365,682,051)	2,941,847,915
	Other assets less liabilities – 0.2%	5,387,694

	Net Assets – 100.0%	$2,947,235,609

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

As of June 30, 2019, securities held by the Fund were fair valued as follows:

Equity securities[1]	Percentage of Net Assets
$510,304,242	17.3%

1

Certain foreign equity securities were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities. The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(††)	Amount shown represents units. One unit represents a principal amount of 1,000.
(†††)	Amount shown represents principal amount including inflation adjustments.
(††††)	Amount shown represents units. One unit represents a principal amount of 100.
(†††††)	Amount shown represents units. One unit represents a principal amount of 25.
(a)	Non-income producing security.
(b)	Securities subject to restriction on resale. At June 30, 2019, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
Dex Media, Inc.	8/12/2016	$1,194	$2,042	Less than 0.1%

(c)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(d)	Perpetual bond with no specified maturity date.

(e)

Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of June 30, 2019 is disclosed.

(f)	Treasury Inflation Protected Security (TIPS).
(g)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(h)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(i)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2019, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(j)

The Fund’s investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

144A

All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, the value of Rule 144A holdings amounted to $120,588,609 or 4.1% of net assets.

ADR

An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

CPI	Consumer Price Index
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
SEK	Swedish Krona
THB	Thai Baht
ZAR	South African Rand

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At June 30, 2019, the Fund had the following open forward foreign currency contracts:

Counterparty	Delivery Date	Currency Bought/ Sold (B/S)	Units of Currency		In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America, N.A.	9/04/2019	BRL	S	18,445,000	$4,570,459	$4,775,326	$(204,867)
Citibank N.A.	9/18/2019	ZAR	S	33,700,000	2,262,732	2,369,574	(106,842)
Credit Suisse International	9/18/2019	CAD	S	60,740,000	45,163,914	46,448,121	(1,284,207)
Forward Foreign Currency Contracts – continued
Credit Suisse International	9/18/2019	COP	S	10,293,255,000	3,147,785	3,188,247	(40,462)
Credit Suisse International	9/18/2019	GBP	B	12,290,000	15,724,994	15,661,812	(63,182)
Credit Suisse International	9/18/2019	JPY	B	7,830,000,000	72,910,798	73,036,516	125,718
Goldman Sachs & Co.	9/18/2019	MXN	B	20,055,000	1,003,197	1,031,466	28,269
HSBC Bank USA	9/18/2019	AUD	B	905,000	631,156	636,838	5,682
Morgan Stanley Capital Services, Inc.	9/18/2019	EUR	B	58,680,000	66,502,631	67,132,966	630,335
UBS AG	9/18/2019	NOK	S	4,200,000	484,823	493,409	(8,586)
UBS AG	9/18/2019	SEK	B	7,350,000	783,424	795,866	12,442
UBS AG	9/18/2019	THB	S	83,000,000	2,649,049	2,711,377	(62,328)

Total							$(968,028)

At June 30, 2019, the Fund had the following open forward cross currency contracts:

Counterparty	Settlement Date	Deliver/Units of Currency		Receive/Units of Currency		Notional Value	Unrealized Appreciation (Depreciation)
Credit Suisse International	9/18/2019	NOK	14,180,000	EUR	1,441,921	$1,649,633	$(16,210)

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2019, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
France	$—	$71,653,263	$—	$71,653,263
Hong Kong	—	79,531,727	—	79,531,727
India	—	29,894,584	—	29,894,584
Japan	—	40,861,811	—	40,861,811
Sweden	—	37,344,959	—	37,344,959
Switzerland	—	122,660,507	—	122,660,507
United Kingdom	51,267,854	128,357,391	—	179,625,245
United States	1,330,894,354	2,042	—	1,330,896,396
All Other Common Stocks*	124,874,509	—	—	124,874,509

Total Common Stocks	1,507,036,717	510,306,284	—	2,017,343,001

Bonds and Notes
Non-Convertible Bonds
United States	32,796	381,465,756	—	381,498,552
All Other Non-Convertible Bonds*	—	299,303,587	—	299,303,587

Total Non-Convertible Bonds	32,796	680,769,343	—	680,802,139

Convertible Bonds*	—	11,544,579	—	11,544,579
Municipals*	—	285,861	—	285,861

Total Bonds and Notes	32,796	692,599,783	—	692,632,579

Preferred Stocks*	2,064,456	429,407	—	2,493,863
Short-Term Investments	—	229,378,472	—	229,378,472

Total Investments	1,509,133,969	1,432,713,946	—	2,941,847,915

Forward Foreign Currency Contracts (unrealized appreciation)	—	802,446	—	802,446

Total	$1,509,133,969	$1,433,516,392	$—	$2,942,650,361

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(1,786,684)	$—	$(1,786,684)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2018 and/or June 30, 2019:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2018	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2019	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2019
Bonds and Notes
Non-Convertible Bonds
United States	$124,748	$—	$—	$—	$—	$—	$—	$(124,748)	$—	$—

A debt security valued at $124,748 was transferred from Level 3 to Level 2 during the period ended June 30, 2019. At September 30, 2018, this security was valued using broker dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security. At June 30, 2019, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include forward foreign currency contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. During the period ended June 30, 2019, the Fund engaged in forward foreign currency transactions to gain exposure to foreign currencies.

The following is a summary of derivative instruments for the Fund, as of June 30, 2019:

Assets	Unrealized appreciation on forward foreign currency contracts
Over-the-counter asset derivatives
Foreign exchange contracts	$802,446

Liabilities	Unrealized depreciation on forward foreign currency contracts
Over-the-counter liability derivatives
Foreign exchange contracts	$(1,786,684)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of the Fund declines beyond a certain threshold. As of June 30, 2019, the fair value of derivative positions subject to these provisions that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty:	Derivatives	Collateral Pledged
Bank of America, N.A	$(204,867)	$—
Citibank N.A.	(106,842)	70,000
Credit Suisse International	(1,278,343)	1,190,000
UBS AG	(58,472)	—

Timing differences may exist between when contracts under the ISDA agreement are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of June 30, 2019:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$2,062,446	$33,951

These amounts include cash received as collateral of $790,000.

Industry Summary at June 30, 2019 (Unaudited)

Treasuries	11.3%
Internet & Direct Marketing Retail	5.6
Capital Markets	5.5
Chemicals	5.2
IT Services	5.2
Interactive Media & Services	4.6
Aerospace & Defense	4.6
Insurance	4.1
Software	3.6
Health Care Equipment & Supplies	3.4
Industrial Conglomerates	3.4
Food Products	3.3
Machinery	3.1
Banks	2.9
Hotels, Restaurants & Leisure	2.8
Health Care Providers & Services	2.7
Other Investments, less than 2% each	20.7
Short-Term Investments	7.8

Total Investments	99.8
Other assets less liabilities (including forward foreign currency contracts)	0.2

Net Assets	100.0%

Currency Exposure Summary at June 30, 2019 (Unaudited)

United States Dollar	74.6%
British Pound	4.5
Euro	4.4
Swiss Franc	4.2
Canadian Dollar	3.7
Hong Kong Dollar	2.7
Japanese Yen	2.1
Other, less than 2% each	3.6

Total Investments	99.8
Other assets less liabilities (including forward foreign currency contracts)	0.2

Net Assets	100.0%